SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES (Details)		6 Months Ended		12 Months Ended
		May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Income Tax Disclosure [Abstract]
Japanese statutory tax rate		34.59%	34.59%	34.59%	34.59%	34.59%
Entertainment expenses not deductible				0.18%	0.14%	0.22%
Non-taxable dividend income				(0.03%)	(0.01%)	(0.08%)
Effect of additional income tax liabilities from tax examination	[1]			3.56%
Other adjustments				(0.76%)	4.14%	3.17%
Effective tax rate		38.49%	36.53%	37.54%	38.86%	37.90%

[1]	During the year ended November 30, 2023, the Company underwent a tax examination conducted by the Japanese tax authorities for its income tax returns for the years ended November 30, 2018 through November 30, 2022. The liabilities on the income tax exposure were determined to be JPY